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                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    Form N-PX
    Annual Report of Proxy Voting Record of Registered Management Investment
                                    Company


Investment Company Act File Number: 811- 21305

J.P. Morgan Atlas Global Long/Short Equity Fund, L.L.C.
522 Fifth Avenue-10th Floor, New York, NY 10036

Leonard F. Wallace
c/o JP Morgan Alternative Asset Management, Inc.
522 Fifth Avenue-10th Floor
New York, NY 10036

Registrant's Telephone Number: (212).837.8964
Date of fiscal year end: December 31
Date of reporting period: June 30, 2004


During the period covered by this report, no companies in which the Fund held voting securities solicited the Fund's vote on any matter.



                                    Signature

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: J. P. Morgan Atlas Global Long/Short Equity Fund, L.L.C.

By:  /s/ Leonard F. Wallace
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         Signature                          Title

Date: August 31, 2004